SHARE-BASED COMPENSATION (Share Awards to Executive Officers) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 875	$ 3,803	$ 8,536
Unrecognized compensation expense	$ 749
Unrecognized compensation expense, weighted average period for recognition (in years)	2 years 7 months 6 days
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	13,964,640	10,568,399
Share-based compensation expense	$ 15,683	$ 80,041	$ 46,868
Unrecognized compensation expense	$ 2,746
Unrecognized compensation expense, weighted average period for recognition (in years)	1 year 4 months 24 days